Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 At-the-market offering	Dec. 31, 2013 At-the-market offering	Oct. 04, 2013 Universal Self Registration Statement
Net proceeds from common stock issuance	$ 23,438	$ 0	$ 0
Value of Common Share For Sale Under Universal Shelf Registration Payment						200,000
Sale Of Subsidiarys Common Stock				20,837,582	6,892,233
Proceeds From Sale Of Subsidiarys Common Stock				$ 84,547	$ 23,655